Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2018	2017	2016
Risk fee rate	2.19%	1.11%	0.99%
Expected life (years)	5	5	5
Volatility	104%	154%	68%
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	0%	0%
Exercise price	$0.43	$1.64	$0.60
Grant date fair value	$0.33	$1.54	$0.70

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average
		Exercise
	Number of Options	Price
Outstanding, January 1, 2018	1,400,000	$2.04
Granted	1,110,000	0.43
Cancelled	(430,000)	0.69
Outstanding, December 31, 2018	2,080,000	$0.79
Exercisable, December 31, 2018	1,905,000	$0.82

Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

Outstanding, January 1, 2016	484,000	$7.10
Granted	1,025,000	0.60
Cancelled	(92,000)	5.51
Outstanding, December 31, 2016	1,417,000	$2.89
Exercisable, December 31, 2016	1,412,000	$1.43

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Weighted
		Average
	Warrants	Exercise
	Outstanding	Price	Expiry
February 24, 2017	2,721,604	$ 2.00	February 24, 2020
October 9, 2020	1,071,580	$0.95	October 9, 2020
Outstanding, December 31, 2018	3,793,184	$ 1.70

		Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding, December 31, 2016	10,848,439	$1.65
Issued	2,721,604	2.00
Exercised	(437,118)	0.85
Expired	(384,027)	0.45
Outstanding, December 31, 2017	12,748,898	$1.50
Issued	1,071,580	0.95
Expired	(10,027,294)	0.83
Outstanding, December 31, 2018	3,793,184	$1.70

Disclosure of detailed information about change in the fair value of warrants [Table Text Block]
	2018	2017

Risk fee rate	2.31%	1.11%
Expected life (years)	2	3
Volatility	104%	97%
Expected Dividend	$-	$-
Expected forfeiture rate	0%	0%
Exercise price	$0.95	$2.00
Grant date fair value	$0.45	$1.10